BRAD RODGERS

VP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.rodgers@protective.com

July 8, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:                           Protective Life Insurance Company

Post-Effective Amendment No. 1 on Form S-1 Registration Statement

For Market Defender Annuity Contracts (333-255192)

Dear Commissioners:

Along with this letter, Protective Life Insurance Company (the “Company”) is transmitting the above-captioned Post-Effective Amendment No. 1 filed on Form S-1 (the “Amendment”) for certain limited flexible premium deferred annuity contracts with fixed and index-linked features (the “Contracts”) issued by the Company.

The registration statement for the Contracts, which was filed on Form S-3, became effective on May 3, 2021.  The Company has filed the Amendment to register the securities related to the Contracts on a Form S-1 registration statement and to add a representation that the Company intends to rely on the exemption from filing periodic reports under Rule 12h-7 of the Securities Exchange Act of 1934 with respect to the Contracts and interests therein registered by the Amendment.  The Amendment does not reflect any changes to the terms of the Contracts or any material changes to disclosure relating to the Contracts.

If you have any questions or comments about this filing, please contact the undersigned at (205) 268-1113 or our outside counsel Thomas Bisset at (202) 383-0118.

Very truly yours,

/s/ Bradford Rodgers

Bradford Rodgers
Senior Counsel

cc:                                Thomas Bisset, Esq.